Acquisitions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Mar. 31, 2019	Nov. 30, 2018	Apr. 30, 2018
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for potential acquisitions	$ 0.2	$ 1.7
Integration and acquisition-related transaction costs	$ 0.2	3.9	$ 11.0
Atrenne
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 140.3
Working capital adjustment					$ 1.4
Impakt
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 324.1
Working capital adjustment				$ 1.3
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 2.2